Related party balances and transactions (Related party transactions) (Sales of goods and providing services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Service provided	¥ 15,472	¥ 907	¥ 0
HIPDC [member]
Disclosure of transactions between related parties [line items]
Service provided	1,067	520	0
Other sales	2,534	0	0
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Sales of power generation quota	3,065	0	1,165
Sales of goods	637,059	1,114,347	0
Service provided	45,677	25,229	31,135
Other sales	11,399	15,247	189,914
Provision of entrusted power generation	0	58,639	0
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Service provided	392,744	319,844	59,049
Other sales	45,997	407,697	9,490
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Service provided	¥ 2,830	¥ 2,802	¥ 0